Business Combinations, Divestiture and Private Placement - Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred (Details)	Feb. 01, 2022 CAD ($)	Feb. 01, 2020 CAD ($) shares	Dec. 13, 2019 CAD ($) shares	Oct. 01, 2019 CAD ($) shares	Mar. 31, 2019 CAD ($)	Nov. 01, 2018 CAD ($) shares
Disclosure of detailed information about business combination [line items]
Issuance of shares						$ 78,364,000
Total consideration transferred						78,936,000
Matricis Informatique Inc.
Disclosure of detailed information about business combination [line items]
Cash paid				$ 1,578,000
Issuance of shares				1,800,000
Balance of purchase payable (note 10)				1,511,000
Total consideration transferred				$ 4,889,000
Number of instruments issued (in shares) | shares				473,646
Alithya Travercent LLC
Disclosure of detailed information about business combination [line items]
Cash paid			$ 8,958,000
Issuance of shares			3,870,000
Balance of purchase payable (note 10)			7,650,000
Total consideration transferred			$ 20,478,000
Number of instruments issued (in shares) | shares			1,274,510
Askida Inc.
Disclosure of detailed information about business combination [line items]
Cash paid	$ 3,258,750	$ 8,396,250
Issuance of shares		2,173,000
Balance of purchase payable (note 10)		2,917,000
Total consideration transferred		$ 13,486,000
Number of instruments issued (in shares) | shares		600,384
Edgewater
Disclosure of detailed information about business combination [line items]
Stock-based payments					$ 572,000	$ 572,000
Number of instruments issued (in shares) | shares						17,458,348